Alliance
Municipal
Trust
-New York Portfolio

                           Alliance Capital [LOGO](R)

Semi-Annual Report
December 31, 2001
(unaudited)

STATEMENT OF NET ASSETS
December 31, 2001 (unaudited)      Alliance Municipal Trust - New York Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield                     Value
------------------------------------------------------------------------
            MUNICIPAL BONDS-70.7%
            NEW YORK-70.7%
            Albany IDA
            (Corning Homes Project)
            Series 00
$    4,500  12/01/10 (b) ...........      1.65%          $     4,500,000
            Albany IDA
            (Davies Office
            Refurbishing Inc.)
            Series 97 AMT
     1,695  2/01/17 (b)                   1.65                 1,695,000
            Dutchess County IDA
            (Samuel F.B. Morse
            Historic)
            Series 99
       990  2/01/29 (b).............      1.55                   990,000
            Islip IDA
            (Radiation Dynamics)
            Series 88A AMT
     5,000  1/01/09 (b).............      1.60                 5,000,000
            Jay Street Development
            Corp.
            (Jay Street Project)
            Series 01 A-3
    10,600  5/01/21 (b).............      1.45                10,600,000
            Long Island Power
            Authority
            (Electric System
            Subordinated Revenue)
            Series 01-2A
    10,400  5/01/33 (b).............      1.60                10,400,000
            Monroe County GO
            BAN
            Series 01
    10,000  3/15/02.................      1.32                10,018,722
            Nassau County Interim
            Finance Authority BAN
            Series 01B-1
    12,000  7/18/02.................      1.50                12,064,718
            Nassau County Interim
            Finance Authority BAN
            Series 01B-2
     8,000  5/02/02.................      1.35                 8,030,496
            New York City GO
            Series 92D FGIC
     5,000  2/01/22 (b).............      1.40                 5,000,000
            New York City GO
            Series 94E3
     4,200  8/01/23 (b).............      1.80                 4,200,000
            New York City GO
            Series 94E4-1
       300  8/01/21 (b).............      1.90                   300,000
            New York City GO
            Series 94E4-2
     3,000  8/01/22 (b).............      1.90                 3,000,000
            New York City GO
            Series 95F-4
     8,020  2/15/20 (b).............      1.55                 8,020,000
            New York City GO
            Series A-9
     2,000  8/01/18 (b).............      1.50                 2,000,000
            New York City Health
            & Hospital Revenue
            (Health Systems)
            Series 97A
    10,250  2/15/26 (b).............      1.50                10,250,000
            New York City Health
            & Hospital Revenue
            (Health Systems)
            Series C
     3,840  2/15/26 (b).............      1.40                 3,840,000
            New York City Housing
            Development Corp.
            MFHR
            (Ogden Avenue Project)
            Series 00A AMT
     9,000  6/01/32 (b).............      1.60                 9,000,000
            New York City Housing
            Development Corp.
            MFHR
            (Upper 5th Avenue Project)
            Series A
       500  1/01/16 (b).............      1.55                   500,000
            New York City Housing
            Development Corp.
            MFHR
            (West 54th Street)
            Series 99A AMT
    24,675  12/01/32 (b)............      1.55                24,675,000
            New York City IDA
            (Columbia Grammar &
            Preparatory School)
            Series 00
     6,900  9/30/31 (b).............      1.60                 6,900,000
            New York City IDA
            (Council on International
            Educational Exchange)
            Series 00
     3,660  2/01/20 (b).............      1.63                 3,660,000

STATEMENT OF NET ASSETS
(continued)                        Alliance Municipal Trust - New York Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield                     Value
------------------------------------------------------------------------
            New York City IDA
            (Korean Airlines Co.)
            Series 97A AMT
$   33,600  11/01/24 (b)............      1.60%          $    33,600,000
            New York City IDA
            (Korean Airlines Co.)
            Series 97B AMT
     6,400  11/01/24 (b)............      1.60                 6,400,000
            New York City IDA
            (Korean Airlines Co.)
            Series 97C AMT
     6,400  11/01/24 (b)............      1.60                 6,400,000
            New York City RAN
            Series 01
    12,000  4/12/02.................      2.02                12,032,249
            New York City TFA
            (Future Tax Secured)
            Series 99 A-2
     7,200  11/15/21 (b)............      1.50                 7,200,000
            New York City TFA
            Series 99A-2
    10,100  11/15/27 (b)............      1.50                10,100,000
            New York City Water
            Finance Authority
            (Water & Sewer System
            Revenue)
            Series 94C FGIC
       800  6/15/23 (b).............      1.90                   800,000
            New York City Water
            Finance Authority
            (Water & Sewer Systems
            Revenue)
            Series G FGIC
     7,250  6/15/24.................      1.80                 7,250,000
            New York State
            Dormitory Authority
            (Cornell University)
            Series 00A
     8,000  7/01/29 (b).............      1.50                 8,000,000
            New York State
            Dormitory Authority
            (Cornell University)
            Series 00B
    13,000  7/01/30 (b).............      1.50                13,000,000
            New York State
            Dormitory Authority
            (Memorial Sloan-Kettering)
            Series 96
     1,200  7/01/26 (b).............      1.55                 1,200,000
            New York State ERDA
            (Con Edison Co. of
            New York)
            Series 01 A-l AMT
    25,200  6/01/36 (b).............      1.50                25,200,000
            New York State ERDA
            (Con Edison)
            Series 01 A-2 AMT
     5,300  6/01/36 (b).............      1.45                 5,300,000
            New York State HFA
            MFHR
            (101 West End Avenue
            Project)
            Series 98A AMT
    15,000  11/01/31 (b)............      1.55                15,000,000
            New York State HFA
            MFHR
            (101 West End Avenue
            Project)
            Series 99A AMT
    27,350  11/01/31 (b)............      1.55                27,350,000
            New York State HFA
            MFHR
            (150 East 44th Street
            Project)
            Series 00A AMT
    30,500  11/01/32 (b)............      1.55                30,500,000
            New York State HFA
            MFHR
            (240 East 39th Street-
            Saxony Apts.)
            Series 97A AMT
    21,600  5/15/30 (b).............      1.55                21,600,000
            New York State HFA
            MFHR
            (345 East 94th Street
            Housing)
            Series 99A AMT
     3,800  11/01/31 (b)............      1.45                 3,800,000
            New York State HFA
            MFHR
            (Multifamily Housing)
            Series A AMT
     2,400  11/01/29 (b)............      1.55                 2,400,000
            New York State HFA
            MFHR
            (Theatre Row Tower
            Housing)
            Series 00A AMT
    12,000  11/01/32 (b)............      1.55                12,000,000

                                   Alliance Municipal Trust - New York Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield                     Value
------------------------------------------------------------------------
            New York State HFA
            MFHR
            (Worth Street Housing)
            Series 01A AMT
$   10,000  11/01/33 (b)............      1.55%          $    10,000,000
            New York State Power
            Authority
            Sub Series 5
     1,000  11/15/11 (b)............      1.45                 1,000,000
            Oneida County IDA
            (Champion Home
            Builders Co.)
            Series 99
     6,820  6/01/29 (b).............      1.90                 6,820,000
            Onondaga County IDA
            (Solvay Paperboard LLC)
            Series 00A
    10,000  7/01/23 (b).............      1.55                10,000,000
            Onondaga County IDA
            (Solvay Paperboard LLC)
            Series 01
    10,000  7/01/23 (b).............      1.55                10,000,000
            Ontario County IDA
            (Ultrafab Inc.)
            Series 95 AMT
     1,700  12/01/15 (b)............      1.80                 1,700,000
            Port Authority of
            New York & New Jersey
            (Versatile Structure OB-6)
            AMT
     6,600  12/01/17 (b)............      2.25                 6,600,000
            Port Authority of
            New York & New Jersey
            (Versatile Structure)
            AMT
     2,100  4/01/24 (b).............      2.25                 2,100,000
            Rensselaer County IDA
            (Rensselaer Polytechnic
            Institute Project)
            Series 97A
     3,825  2/01/22 (b).............      1.60                 3,825,000
            Southeast IDA
            (The Rawplug Project)
            Series 96 AMT
     1,900  5/01/21 (b).............      1.55                 1,900,000
            St. Lawrence County IDA
            (Reynolds Metal Project)
            Series 95 AMT
     2,000  5/01/25 (b).............      1.47                 2,000,000
            St. Lawrence County
            IDA PCR
            (Alcoa)
            Series 99B
     2,500  1/01/22 (b).............      1.61                 2,500,000
            Suffolk County IDA
            (ADP Inc. Project)
            Series 97
     2,285  4/01/18 (b).............      2.05                 2,285,000
            Suffolk County IDA
            (Bio-Botanica Inc.)
            Series 99
     4,200  12/01/19 (b)............      1.66                 4,200,000
            Triborough Bridge &
            Tunnel Authority
            (Special Obligation)
            FSA
            Series 00B
    14,050  1/01/31 (b).............      1.50                14,525,000
            Triborough Bridge &
            Tunnel Authority
            (Special Obligation)
            FSA
            Series 00C
     3,725  1/01/31 (b).............      1.40                 3,725,000
            Warren & Washington
            Counties
            (Glen at Hiland
            Meadows Project)
            Series 00
     8,405  12/15/30 (b)............      1.55                 8,405,000
            Westchester County
            IDA
            (Catharine Field Home)
            Series 01
     6,300  1/01/31 (b).............      1.55                 6,300,000
            Westchester County
            IDA
            (Hebrew Hospital Senior
            Housing, Inc. Meadows)
            Series 00B
    12,600  7/01/10 (b).............      1.60                12,600,000
            Westchester County IDA
            (Hunterbrook Ridge)
            Series 01
     3,700  1/01/31 (b).............      1.55                 3,700,000
            Westchester County IDA
            (Levister Redevelopment)
            Series 01A AMT
     8,000  8/01/33 (b).............      1.55                 8,000,000

STATEMENT OF NET ASSETS
(continued)                        Alliance Municipal Trust - New York Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield                     Value
------------------------------------------------------------------------
            Westchester County IDA
            (Music Conservatory
            of Westchester)
            Series 99
$    4,500  7/01/29 (b).............      1.60%          $     4,500,000
            Westchester County IDA
            (Rye Country Day School)
            Series 99
     5,000  5/01/04 (b).............      1.60                 5,000,000
            Westchester County IDA
            (Rye Country Day School)
            Series 99
     4,800  5/01/29 (b).............      1.60                 4,800,000
            Yates County IDA
            (Keuka College Project)
            Series 00A
       600  9/14/20 (b).............      1.60                   600,000
                                                         ---------------
                                                             530,861,185
                                                         ---------------
            Total Municipal Bonds
            (amortized cost
            $530,861,185)...........                         530,861,185
                                                         ---------------
            COMMERCIAL
            PAPER-29.6%
            COLORADO-1.5%
            Denver Airport
            (Subornative Revenue Bond)
            Series 00A AMT
    11,200  2/12/02.................      1.45                11,200,000
                                                         ---------------
            MASSACHUSETTS-3.3%
            Massachusetts GO
            Series E
    10,000  2/07/02.................      1.45                10,000,000
            Massachusetts GO
            Series E
    15,000  2/08/02.................      1.45                15,000,000
                                                         ---------------
                                                              25,000,000
                                                         ---------------
            NEW YORK-24.8%
            Metropolitan Transit
            Authority BAN
            (Transit Facility Special
            Obligation)
            Series CP-1B
    10,000  3/07/02.................      1.30                10,000,000
            Metropolitan Transit
            Authority BAN
            (Transit Facility
            Special Obligation)
            Series CP-1B
    22,000  3/07/02.................      1.40                22,000,000
            Metropolitan Transit
            Authority BAN
            (Transit Facility
            Special Obligation)
            Series CP-1B
    11,000  3/18/02.................      1.40                11,000,000
            Metropolitan Transit
            Authority BAN
            (Transit Facility
            Special Obligation)
            Series CP-1B
    11,500  3/21/02.................      1.40                11,500,000
            New York State GO
            (Environmental Quality)
            Series 97A
     2,000  2/07/02.................      1.40                 2,000,000
            New York State GO
            (Environmental Quality)
            Series 97A
     4,800  2/07/02.................      1.55                 4,800,000
            New York State GO
            (Environmental Quality)
            Series 98A
    32,300  2/06/02.................      1.30                32,300,000
            New York State GO
            (Environmental Quality)
            Series 98A
    22,500  2/06/02.................      2.00                22,500,000
            New York State Power
            Authority
            Series 1
     3,750  2/01/02.................      1.45                 3,750,000
            New York State Power
            Authority
            Series 1
     3,880  2/08/02.................      2.00                 3,880,000
            New York State Power
            Authority
            Series 2
     4,000  2/15/02.................      1.35                 4,000,000
            New York State Power
            Authority
            Series 2
     9,500  2/06/02.................      1.40                 9,500,000
            New York Thruway
            Authority
            Series 00 CP-1
     9,000  2/07/02.................      1.60                 9,000,000

                                   Alliance Municipal Trust - New York Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield                     Value
------------------------------------------------------------------------
            New York Thruway
            Authority
            Series 00 CP-1
    10,000  1/15/02.................      2.55%          $    10,000,000
            Port Authority New York
            & New Jersey
            AMT
    10,000  2/13/02.................      1.35                10,000,000
            Port Authority New York
            & New Jersey
            AMT
     9,000  2/08/02.................      1.65                 9,000,000
            Port Authority of
            New York & New Jersey
            AMT
     6,035  2/01/02.................      1.45                 6,035,000
            Port Authority of
            New York & New Jersey
            AMT
     5,000  2/07/02.................      1.60                 5,000,000
                                                         ---------------
                                                             186,265,000
                                                         ---------------
            Total Commercial Paper
            (amortized cost
            $222,465,000)............                        222,465,000
                                                         ---------------
            TOTAL
            INVESTMENTS-100.3%
            (amortized cost
            $753,326,185)...........                         753,326,185
            Other assets less
            liabilities-(0.3%)......                          (1,957,932)
                                                         ---------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            751,432,189 shares
            outstanding)............                     $   751,368,253
                                                         ===============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMT   - Alternative Minimum Tax
      BAN   - Bond Anticipation Note
      ERDA  - Energy Research & Development Authority
      FGIC  - Financial Guaranty Insurance Company
      FSA   - Financial Security Assurance, Inc.
      GO    - General Obligation
      HFA   - Housing Finance Agency/Authority
      IDA   - Industrial Development Authority
      MFHR  - Multi-Family Housing Revenue
      PCR   - Pollution Control Revenue
      RAN   - Revenue Anticipation Note
      TFA   - Transitional Finance Authority

      See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended
December 31, 2001 (unaudited)      Alliance Municipal Trust - New York Portfolio
================================================================================

INVESTMENT INCOME
   Interest.........................................................................                            $       8,509,690
EXPENSES
   Advisory fee (Note B)............................................................      $       2,165,460
   Distribution assistance and administrative service (Note C)......................              1,770,609
   Transfer agency (Note B).........................................................                231,054
   Custodian fees...................................................................                 95,738
   Printing.........................................................................                 47,907
   Registration fees................................................................                 33,452
   Audit and legal fees.............................................................                 16,325
   Trustees' fees...................................................................                  1,105
   Miscellaneous....................................................................                  9,843
                                                                                          -----------------
   Total expenses...................................................................              4,371,493
   Less: expense reimbursement......................................................                (40,569)
                                                                                          -----------------
   Net expenses.....................................................................                                    4,330,924
                                                                                                                -----------------
   Net investment income............................................................                                    4,178,766
                                                                                                                -----------------
REALIZED GAIN ON INVESTMENTS
   Net realized gain on investment transactions.....................................                                           10
                                                                                                                -----------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..........................................                            $       4,178,776
                                                                                                                =================

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES IN
NET ASSETS                         Alliance Municipal Trust - New York Portfolio
================================================================================

                                                                                          Six Months Ended
                                                                                          December 31, 2001        Year Ended
                                                                                             (unaudited)          June 30, 2001
                                                                                          =================     =================
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income............................................................      $       4,178,766     $      24,032,117
   Net realived gain on investment transactions.....................................                     10                    -0-
                                                                                          -----------------     -----------------
   Net increase in net assets from operations.......................................              4,178,776            24,032,117
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income............................................................             (4,178,766)          (24,032,117)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (decrease) (Note E).................................................           (124,127,779)          144,726,777
                                                                                          -----------------     -----------------
   Total increase (decrease)........................................................           (124,127,769)          144,726,777
NET ASSETS
   Beginning of period..............................................................            875,496,022           730,769,245
                                                                                          -----------------     -----------------
   End of period....................................................................      $     751,368,253     $     875,496,022
                                                                                          =================     =================

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2001 (unaudited)      Alliance Municipal Trust - New York Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio (the "Portfolio"), Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio, Alliance Municipal Trust-Pennsylvania Portfolio, Alliance Municipal Trust-Ohio Portfolio and Alliance Municipal Trust-North Carolina Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 2001, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2001, the reimbursement amounted to $40,569.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), (formerly, Alliance Fund Services, Inc.) a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $111,762 for the six months ended December 31, 2001.

For the six months ended December 31, 2001, the Portfolio's expenses were reduced by $2,074 under an expense offset arrangement with AGIS.

NOTES TO FINANCIAL STATEMENTS
December 31, 2001 (unaudited)      Alliance Municipal Trust - New York Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2001, the distribution fee amounted to $1,082,730. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2001, such payments by the Portfolio amounted to $687,879 a substantial portion of which was paid to the Adviser and its affiliates.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 2001, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2001, the Portfolio had a capital loss carryforward of $20,548, of which $7,459 expires in 2002 and $13,089 expires in the year 2003. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At December 31, 2001, capital paid-in aggregated $751,388,791. Transactions, all at $1.00 per share, were as follows:

                                                             Six Months Ended         Year Ended
                                                             December 31, 2001         June 30,
                                                                (unaudited)              2001
                                                            =================     =================
Shares sold...........................................            751,432,330         2,200,364,768
Shares issued on reinvestments of dividends...........              4,178,766            24,032,117
Shares redeemed.......................................           (879,738,875)       (2,079,670,108)
                                                            -----------------     -----------------
Net increase (decrease)...............................           (124,127,779)          144,726,777
                                                            =================     =================

FINANCIAL HIGHLIGHTS               Alliance Municipal Trust - New York Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                            Six Months
                                               Ended
                                           December 31,                           Year Ended June 30,
                                               2001         ===============================================================
                                            (unaudited)       2001          2000          1999          1998         1997
                                           ============     =======       =======       =======        ======       =======
Net asset value, beginning of period....     $  1.00        $  1.00       $  1.00       $  1.00        $ 1.00       $  1.00
                                             -------        -------       -------       -------        ------       -------
Income From Investment Operations

Net investment income (a)...............        .005           .027          .027          .022          .027          .027
                                             -------        -------       -------       -------        ------       -------
Less: Dividends

Dividends from net investment income....       (.005)         (.027)        (.027)        (.022)        (.027)        (.027)
                                             -------        -------       -------       -------        ------       -------
Net asset value, end of period..........     $  1.00        $  1.00       $  1.00       $  1.00        $ 1.00       $  1.00
                                             =======        =======       =======       =======        ======       =======
Total Return
Total investment return based
   on net asset value (b)...............         .48%          2.78%         2.69%         2.24%         2.74%         2.77%
Ratios/Supplemental Data

Net assets, end of period
   (000's omitted)......................    $751,368       $875,496      $730,769      $584,231      $520,562      $355,461
Ratio to average net assets of:
   Expenses, net of waivers
     and reimbursements.................        1.00%(c)       1.00%         1.00%         1.00%          .93%          .85%
   Expenses, before waivers
     and reimbursements.................        1.01%(c)       1.01%         1.02%         1.04%         1.01%         1.04%
   Net investment income (a)............         .96%(c)       2.73%         2.67%         2.21%         2.69%         2.73%

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(c)   Annualized.

                                   Alliance Municipal Trust - New York Portfolio
================================================================================

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

John D. Carifa, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1)   Members of the Audit Committee.

Alliance Municipal Trust - New York Portfolio

1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|*| |*| |1| |2| |4| |9| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513

Alliance Capital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTNYSR1201